Property and Equipment (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Property And Equipment
Property, plant and equipment pledged to secure borrowings	$ 8,189	$ 6,685
Fair value estimated on recent market transactions, then adjusted, carrying amount	4,337	4,983
Capital work in progress	$ 9	$ 10